UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS AND COMPANY, INC.
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Address:   600 FIFTH AVENUE
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           27th FLOOR
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           NEW YORK, NY 10020
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Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
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Title:     Chairman
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Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Edwin H. Morgens             New York, NY         November 12, 2008
       -------------------------    --------------------     ----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $ 86,858
                                               -------------


List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                        FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2            COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
                                                                VALUE     SHRS OR SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS           CUSIP    (x$1000)   PRN AMT PRN CALL DISCRETION  MANAGERS    SOLE  SHARED NONE

APPLE INC                    COM                    037833100    4,018     35,350 SH          SOLE                 35,350    0    0
BANK OF AMERICA CORPORATION  COM                    060505104    7,525    215,000 SH          SOLE                215,000    0    0
CALPINE CORP                 COM NEW                131347304    6,175    475,000 SH          SOLE                475,000    0    0
CELGENE CORP                 COM                    151020104    1,266     20,000 SH          SOLE                 20,000    0    0
CITIGROUP INC                COM                    172967101    7,794    380,000 SH          SOLE                380,000    0    0
DUSA PHARMACEUTICALS INC     COM                    266898105    1,150  1,000,000 SH          SOLE              1,000,000    0    0
EXELON CORP                  COM                    30161N101    6,262    100,000 SH          SOLE                100,000    0    0
GENENTECH INC                COM NEW                368710406    1,774     20,000 SH          SOLE                 20,000    0    0
GENZYME CORP                 COM                    372917104    1,618     20,000 SH          SOLE                 20,000    0    0
GILEAD SCIENCES INC          COM                    375558103      913     20,000 SH          SOLE                 20,000    0    0
INSULET CORP                 COM                    45784P101    2,088    150,000 SH          SOLE                150,000    0    0
JPMORGAN & CHASE & CO        COM                    46625H100    2,475     53,000 SH          SOLE                 53,000    0    0
KB HOME                      COM                    48666K109    5,314    270,000 SH  CALL    SOLE                270,000    0    0
MIRANT CORP NEW              COM                    60467R100    5,487    300,000 SH          SOLE                300,000    0    0
NETFLIX INC                  COM                    64110L106    1,544     50,000 SH          SOLE                 50,000    0    0
OWENS CORNING NEW            COM                    690742101    4,184    175,000 SH          SOLE                175,000    0    0
OWENS CORNING NEW            *W EXP 10/30/201 ADDED 690742127       36     20,000 SH          SOLE                 20,000    0    0
QUALCOMM INC                 COM                    747525103    3,524     82,000 SH          SOLE                 82,000    0    0
ST JUDE MED INC              COM                    790849103    4,436    102,000 SH          SOLE                102,000    0    0
TERRESTAR CORP               COM                    881451108    1,960  1,959,677 SH          SOLE              1,959,677    0    0
TOLL BROTHERS INC            COM                    889478103    1,514     60,000 SH          SOLE                 60,000    0    0
UNION PAC CORP               COM                    907818108    3,558     50,000 SH          SOLE                 50,000    0    0
UNITED PARCEL SERVICE INC    CL B                   911312106    4,402     70,000 SH          SOLE                 70,000    0    0
VISA INC                     COM CL A               92826C839    3,683     60,000 SH          SOLE                 60,000    0    0
WELLPOINT INC                COM                    94973V107      468     10,000 SH          SOLE                 10,000    0    0
WELLS FARGO & CO NEW         COM                    949746101    2,627     70,000 SH          SOLE                 70,000    0    0
ZHONGPIN INC                 COM                    98952K107    1,063    100,000 SH          SOLE                100,000    0    0

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